Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

TIMING OF EQUITY AWARDS

The Company has a practice of granting annual equity awards to eligible employees, including NEOs, which may include PSUs, stock options and time-based RSUs, typically in the first quarter of each year. Interim equity grants, such as grants made to new hires, are generally made at the time of the next annual grant, although these practices may in the future be varied. During 2024, the Compensation Committee did not consider material nonpublic information when determining the timing or terms of equity awards for the NEOs, and the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. The Compensation Committee did not grant stock options to any NEO in 2024.

Award Timing Method	The Company has a practice of granting annual equity awards to eligible employees, including NEOs, which may include PSUs, stock options and time-based RSUs, typically in the first quarter of each year. Interim equity grants, such as grants made to new hires, are generally made at the time of the next annual grant, although these practices may in the future be varied.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	During 2024, the Compensation Committee did not consider material nonpublic information when determining the timing or terms of equity awards for the NEOs, and the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. The Compensation Committee did not grant stock options to any NEO in 2024.
MNPI Disclosure Timed for Compensation Value	false